The Millicom Group - A.1.3. Disposal of subsidiaries, additional information (Details) $ in Millions						3 Months Ended	12 Months Ended
	Oct. 27, 2025 USD ($)	Jun. 03, 2025 USD ($)	Oct. 28, 2024 USD ($) site tower	Feb. 26, 2024 operator	Jan. 24, 2024 USD ($) tower batches	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [line items]
Net proceeds from the disposal of subsidiaries and associates							$ 781	$ 5	$ 0
Sale of Lati Operations							741	0	0
Right of use assets, net							2,346	792	896
Lease liabilities							2,587	954
Number of operators | operator				2
Other operating income (expenses), net							68	54	$ 10
Liabilities directly associated with assets held for sale							0	709
NetCo (UNIRED)
Disclosure of subsidiaries [line items]
Other operating income (expenses), net							28
Colombia Móvil S.A. E.S.P. | NetCo (UNIRED)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation				50.00%
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement						$ 15
Colombia Móvil S.A. E.S.P. | NetCo (UNIRED) | Lease liabilities
Disclosure of subsidiaries [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations							104
Liabilities directly associated with assets held for sale							405	0
Colombia Móvil S.A. E.S.P. | NetCo (UNIRED) | Property, plant and equipment
Disclosure of subsidiaries [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations							3
Non-current assets or disposal groups classified as held for sale							174	116
Colombia Móvil S.A. E.S.P. | NetCo (UNIRED) | Right-of-use assets
Disclosure of subsidiaries [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations							76
Non-current assets or disposal groups classified as held for sale							$ 391	0
Colombia Móvil S.A. E.S.P. | Unión Temporal (UT)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation				50.00%			50.00%
Disposal of proportion of ownership interest in joint operation				50.00%
Colombia Móvil S.A. E.S.P. | Unión Temporal (UT) | Spectrum License Assets
Disclosure of subsidiaries [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations							$ 604
Non-current assets or disposal groups classified as held for sale							583	115
Colombia Móvil S.A. E.S.P. | Unión Temporal (UT) | Spectrum License Liabilities
Disclosure of subsidiaries [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations							696
Non-current assets or disposal groups classified as held for sale							697	$ 103
Colombia Móvil S.A. E.S.P. | Unión Temporal (UT) | Spectrum License
Disclosure of subsidiaries [line items]
Difference towards former book value							42
Book value							$ 302
Telefonica Colombia (Coltel) | NetCo (UNIRED)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation				50.00%
Telefonica Colombia (Coltel) | Unión Temporal (UT)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation				50.00%
Disposal groups classified as held for sale | Colombia Móvil S.A. E.S.P.
Disclosure of subsidiaries [line items]
Number of wireless communication towers | tower					1,132
Proceeds from sales of investment property					$ 77
Receivables from sale of properties					$ 26
Number of batches | batches					3
Lati International S.A and other assets
Disclosure of subsidiaries [line items]
Number of wireless communication towers | tower			7,000
Leaseback agreement, period			15 years
Number of sites, build-to-suit agreement | site			2,500
Proceeds from sales of investment property			$ 52
Gains or losses arising from sale and leaseback transactions			$ 13
Net proceeds from the disposal of subsidiaries and associates		$ 975
Sale of Lati Operations		741
Right of use assets, net		680
Lease liabilities		$ 680
Lati International S.A and other assets | Lati honduras towers
Disclosure of subsidiaries [line items]
Proceeds from sales of investment property	$ 75
Results for the year	$ 50